                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:    June 30, 2005

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700         Hartford          CT               06103
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol            Chief Compliance Officer        (860)509-2233
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Name                          (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
June 30, 2005

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:                              35

Form 13F Table Value Total:                 263496
                                            (thousands)
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
                                                               Value          Inv.      Other   Voting Authority
Name of Issuer                     Title of Class CUSIP        x1000  Shares  DiscretionManagersSole   Shared None
ACADIA REALTY TRUST                COM SH BEN INT 004239109       3042  163100   SOLE     N/A    163100      0   0
AMERICAN FINANCIAL REALTY TRUST    COM            02607P305        923   60000   SOLE     N/A     60000      0   0
ARCHSTONE-SMITH TRUST              COM            039583109       8897  230372   SOLE     N/A    230372      0   0
ASHFORD HOSPITALITY TRUST          COM SHS        044103109       2630  243500   SOLE     N/A    243500      0   0
AVALONBAY COMMUNITIES INC          COM            053484101      14269  176591   SOLE     N/A    176591      0   0
BIOMED REALTY TRUST INC            COM            09063H107      12235  513000   SOLE     N/A    513000      0   0
BOSTON PROPERTIES INC              COM            101121101       5290   75573   SOLE     N/A     75573      0   0
BRE PROPERTIES INC CL A            CLA            05564E106       5202  124300   SOLE     N/A    124300      0   0
CAMDEN PROPERTY TRUST              COM            133131102       3074   57190   SOLE     N/A     57190      0   0
CAPITAL AUTOMOTIVE REIT            COM SH BEN INT 139733109       5985  156800   SOLE     N/A    156800      0   0
CARRAMERICA REALTY CORP            COM            144418100         40    1100   SOLE     N/A      1100      0   0
CATELLUS DEVELOPMENT CORP          COM            149113102       4802  146409   SOLE     N/A    146409      0   0
CBL & ASSOCIATES PROPERTIES        COM            124830100       5211  121000   SOLE     N/A    121000      0   0
CEDAR SHOPPING CENTERS INC         COM NEW        150602209       3295  223400   SOLE     N/A    223400      0   0
COLUMBIA EQUITY TRUST INC          COM            197627102       2669  173900   SOLE     N/A    173900      0   0
CORPORATE OFFICE PROPERTIES TRUST  SH BEN INT     22002T108       3019  102500   SOLE     N/A    102500      0   0
DEVELOPERS DIVERSIFIED REALTY      COM            251591103       7303  158903   SOLE     N/A    158903      0   0
EQUITY RESIDENTIAL                 SH BEN INT     29476L107       7184  195124   SOLE     N/A    195124      0   0
GENERAL GROWTH PROPERTIES INC      COM            370021107       7867  191463   SOLE     N/A    191463      0   0
GRAMERCY CAPITAL CORP              COM            384871109       6731  275200   SOLE     N/A    275200      0   0
HOST HOTELS & RESORTS INC          COM            44107P104       6805  388867   SOLE     N/A    388867      0   0
INNKEEPERS USA TRUST               COM            4576J0104       4279  286400   SOLE     N/A    286400      0   0
KILROY REALTY CORP                 COM            49427F108       5426  114249   SOLE     N/A    114249      0   0
KIMCO REALTY CORP                  COM            49446R109       6531  110867   SOLE     N/A    110867      0   0
MACK-CALI REALTY CORPORATION       COM            554489104       4421   97590   SOLE     N/A     97590      0   0
MILLS CORP                         COM            601148109       9637  158525   SOLE     N/A    158525      0   0
NORTHSTAR REALTY FINANCE CORPORATIOCOM            66704R100       9029  860700   SOLE     N/A    860700      0   0
PROLOGIS TRUST                     SH BEN INT     743410102      16432  408357   SOLE     N/A    408357      0   0
PUBLIC STORAGE INC                 COM            74460D109      10391  164278   SOLE     N/A    164278      0   0
REGENCY CENTERS CORP               COM            758849103       6864  120000   SOLE     N/A    120000      0   0
SENIOR HOUSING PROPERTIES TRUST    SH BEN INT     81721M109       3508  185500   SOLE     N/A    185500      0   0
SIMON PROPERTY GROUP INC           COM            828806109      26587  366768   SOLE     N/A    366768      0   0
SL GREEN REALTY CORP               COM            78440X101       8671  134431   SOLE     N/A    134431      0   0
STRATEGIC HOTELS & REORTS INC      COM            86272T106       4610  256100   SOLE     N/A    256100      0   0
SUNSTONE HOTEL INVESTORS INC       COM            867892101       3736  154000   SOLE     N/A    154000      0   0
TANGER FACTORY OUTLET CENTERS      COM            875465106        257    9554   SOLE     N/A      9554      0   0
TOWN & COUNTRY TRUST               SH BEN INT     892081100       1377   48300   SOLE     N/A     48300      0   0
TRIZEC PROPERTIES INC              COM            89687P107       5348  260000   SOLE     N/A    260000      0   0
VENTAS INC                         COM            92276F100       5679  188051   SOLE     N/A    188051      0   0
VORNADO REALTY TRUST               SH BEN INT     929042109      10532  130996   SOLE     N/A    130996      0   0
WINDROSE MEDICAL PROPERTIES        COM            973491103       3708  264300   SOLE     N/A    264300      0   0


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December 13, 2006


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC ("Cornerstone") Form 13F for the quarter ending
June 30, 2005.

Cornerstone has indicated that it exercises "sole" investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company ("MassMutual") to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer